Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

Congressional Effect Family of Funds
(Exact Name of Registrant as Specified in Charter)

420 Lexington Avenue, Suite 601, New York, NY 10070
(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number: 212-259-2039

Eric T. Singer
420 Lexington Avenue
Suite 601
New York, NY  10170
(Name and Address of Agent for Service)

Copy to:
Jeffrey T. Skinner, Esq.
Kilpatrick Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered:  Shares of Beneficial Interest, par value $0.001 per share.

It is proposed that this filing will become effective on July 13, 2009, pursuant to Rule 488.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

Free Enterprise Action Fund
(a series of the Northern Lights Fund Trust)
450 Wireless Boulevard
Hauppauge, NY 11788

[June __], 2009

Dear Shareholder:

As a shareholder of the Free Enterprise Action Fund (the “Acquired Fund”), a series of the Northern Lights Fund Trust, I am writing to inform you of some important information concerning your investment. The Board of Trustees of the Northern Lights Fund Trust, after careful consideration, has approved the reorganization of the Free Enterprise Action Fund into the Congressional Effect Fund, which is a series of the Congressional Effect Family of Funds (the “Surviving Fund” and, together with the Free Enterprise Action Fund, the “Funds”).  In addition, shareholders holding approximately ___% of the Acquired Fund’s shares have executed a consent action approving the reorganization.  Accordingly, the reorganization of the Free Enterprise Action Fund into the Congressional Effect Fund, with the Congressional Effect Fund being the Surviving Fund, has been approved by all requisite Trustee and shareholder action under its governing documentation.

Accordingly, at the close of business on June [_], 2009, the Free Enterprise Action Fund will transfer all of its assets and liabilities to the Congressional Effect Fund.  On that date, you will receive shares of the Congressional Effect Fund equal in aggregate net asset value to your shares of the Free Enterprise Action Fund.  There are no sales charges or redemption fees imposed in connection with the reorganization. THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART.  You will automatically receive shares of the Surviving Fund in exchange for your shares of the Acquired Fund as of the closing date.

Enclosed is a Information Statement/Prospectus that describes the reorganization in greater detail and contains important information about the Congressional Effect Fund.

If you have questions or would like to discuss alternatives for your account, you may contact us toll-free at 1-800-766-3960. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions.

Sincerely,

Andrew Rogers
President
Northern Lights Fund Trust

INFORMATION STATEMENT/PROSPECTUS

June [__], 2009

INFORMATION STATEMENT FOR:

Free Enterprise Action Fund
(a series of the Northern Lights Fund Trust)
450 Wireless Boulevard
Hauppauge, NY 11788
800-766-3960

PROSPECTUS FOR:

Congressional Effect Fund
(a series of the Congressional Effect Family of Funds)
420 Lexington Avenue, Suite 601
New York, New York 10170
888-553-4233

This Information Statement/Prospectus is being furnished to shareholders of the Free Enterprise Action Fund (the “Acquired Fund”), a series of the Northern Lights Fund Trust (“Northern Lights”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of Northern Lights.

The Plan provides for the following:

•
The transfer of all of the assets of the Acquired Fund to the Congressional Effect Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”), a series of the Congressional Effect Family of Funds (the “Congressional Effect Funds”) in exchange for shares of beneficial interest of the Surviving Fund;

•	The assumption by the Surviving Fund of all the liabilities of the Acquired Fund; and
•
The distribution to shareholders of the Acquired Fund, on the closing date (the “Closing Date”) of the reorganization (the “Reorganization”), of shares of the Surviving Fund equal in aggregate value to the aggregate net asset value transferred by the Acquired  Fund to the Surviving Fund, as of the Closing Date.

The Reorganization is expected to be effective on or about [June __], 2009.

The Board of Trustees of Northern Lights believes that the Reorganization is in the best interests of the Acquired Fund. There are no sales charges or redemption fees imposed in connection with the Reorganization.  However, the Reorganization is not intended to qualify as a tax-free reorganization. Accordingly, the Reorganization is expected to be a taxable event to the Acquired Fund and its shareholders with the exception of shareholders who hold shares in a tax deferred account. For Federal income tax purposes, the Acquired Fund will be treated as having sold its assets, subject to its liabilities, in exchange for shares of the Acquiring Fund.  The Acquired Fund will further be treated as liquidating for Federal income tax purposes, and pursuant to that liquidation, as distributing the shares it holds in the Acquiring Fund to the Acquired Fund shareholders in cancellation of their shares in the Acquired Fund.

i

As permitted by Northern Lights’ Agreement and Declaration of Trust, shareholders holding more than a majority of the shares of the Acquired Fund have executed a consent, dated June __, 2009, approving the Plan and the Reorganization.  Consequently, the Acquired Fund is not asking you to vote on the Plan or to approve the Reorganization.

The Acquired Fund is a series of Northern Lights, a trust created under the laws of Delaware that is registered with the U.S. Securities and Exchange Commission (the “Commission”) as an open-end management investment company.  The Surviving Fund is a series of Congressional Effect Funds, a Delaware trust registered with the Commission as an open-end management investment company.  Northern Lights currently consists of several series, including the Acquired Fund.  Congressional Effect Funds consists of one series, the Surviving Fund.  Active Fund Management, LLC (“AFM”) serves as the Acquired Fund’s investment advisor.  Congressional Effect Management, LLC (the “Advisor”) serves as the Surviving Fund’s investment advisor and will continue to serve as investment advisor for the Surviving Fund after the Reorganization.

Because shareholders of the Acquired Fund will be receiving shares of the Surviving Fund under the Plan, this Information Statement/Prospectus also serves as a prospectus for the shares of the Congressional Effect Fund to be issued in connection with the Reorganization.

This Information Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund and the Surviving Fund and the Reorganization.  The prospectus for the Acquired Fund, which is dated May 1, 2009 (as it may be amended), has been filed with the Commission and is incorporated herein by reference.  The prospectus for the Surviving Fund, dated [June ___, 2009], is included with this Information Statement/Prospectus.

A Statement of Additional Information dated [June __, 2009] for the Surviving Fund relating to this Information Statement/Prospectus and the Reorganization has been filed with the Commission and is incorporated by reference into this Information Statement/Prospectus.  Additional information relating to the Acquired Fund is contained in its Statement of Additional Information dated May 1, 2009 (as it may be amended), and the Acquired Fund’s Annual Report to its shareholders for the fiscal year ended December 31, 2008.  Additional information relating to the Surviving Fund is contained in its Statement of Additional Information dated [June __, 2009] and its Annual Report to its shareholders for the fiscal year ended December 31, 2008.  The Statements of Additional Information and these Annual Reports have been filed with the Commission.

For a free copy of any of the documents described above, you may call the Acquired Fund toll-free at 1-800-766-3960, or call the Congressional Effect Fund at 1-888-553-4233 or you may write to either Fund at the address listed on the cover of this Information Statement/Prospectus.  In addition, these documents may be obtained from the EDGAR database on the Commission’s Internet site at www.sec.gov. You may review and copy documents at the Commission Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the Commission, upon payment of a duplication fee, by writing to:  Securities and Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102.  You may also obtain this information upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov.

This Information Statement/Prospectus and the enclosures are expected to be available to shareholders on or about [June __], 2009.  WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SYNOPSIS	1
The Reorganization	1
Comparison of Investment Objectives and Strategies of the Funds	1
Comparison of Fees and Expenses	2
Comparison of Expense Examples	2
Comparison of Sales Load and Distribution Arrangements	3
Comparison of Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing	4
Federal Tax	5
PRINCIPAL RISK FACTORS	5
INFORMATION ABOUT THE REORGANIZATION	10
Material Features of the Plan	10
Reasons For the Reorganization	11
Federal Income Tax Consequences	12
Shareholder Rights, Description of the Securities to be Issued	13
Capitalization	14
ADDITIONAL INFORMATION ABOUT THE SURVIVING FUND AND THE ACQUIRED FUND	14
Comparison of Investment Objectives, Principal Investment Strategies, and
Portfolio Management	14
Comparison of Fundamental Investment Policies	18
Performance Information	19
PRINCIPAL SHAREHOLDERS	20
ADDITIONAL INFORMATION	21
Investment Adviser	21
Principal Underwriter	22
Fund Administration and Transfer Agency Services	22
Custodians	22
Auditors	22
FINANCIAL HIGHLIGHTS	23
APPENDIX A
Form of Agreement and Plan of Reorganization

SYNOPSIS
The Reorganization.

The Reorganization involves the transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund.  The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance with the Acquired Fund’s valuation procedures.  Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund.  After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the Closing Date net asset value of such shareholder’s shares of the Acquired Fund.  Following the completion of the Reorganization, the Acquired Fund will be liquidated.

There are no sales charges or redemption fees imposed in connection with the Reorganization.  However, the Reorganization is not intended to qualify as a "reorganization" for federal income tax purposes. While the Reorganization will constitute a taxable event for the Acquired Fund, the Acquired Fund should incur no Federal income tax liability at the fund level as a result of the Reorganization.  The receipt by the shareholders of the Acquired Fund of shares of the Acquiring Fund in exchange for the cancellation of their shares in the Acquired Fund will constitute a taxable exchange for those shareholders.  For more information about the possible federal tax consequences of the Reorganization, see “Information About the Reorganization – Federal Tax Consequences.”

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan.  The Advisor has undertaken to bear and pay the expenses related to the costs of legal and audit services in connection with the preparation of this Prospectus/Information Statement on Form N-14 and the Plan of Reorganization, and the printing and mailing of this Prospectus/Information Statement.

Comparison of Investment Objectives and Strategies of the Funds.

Investment Objectives.  The investment objective of the Acquired Fund is to seek long-term capital appreciation.  The investment objective of the Surviving Fund is capital appreciation and income.  Each Fund may change its investment objective without shareholder approval.

Principal Investment Strategies. The principal investment strategies of the Acquired Fund and the Surviving Fund are different.

Acquired Fund.  The Acquired Fund attempts to achieve its investment objective through investments and advocacy that promote the American system of free enterprise.  The Acquired Fund invests, under normal market conditions, at least 65% of its assets in the common stocks of companies generally found among the Fortune 500 and in the Standard & Poor's 500 Index (“S&P 500”). The Fund will seek to enhance the return of this portfolio with certain additional strategies, including, among others, by selecting companies it believes to have economically disadvantaged policies and attempts through shareholder activism, company dialogue, generating media stories and mobilizing other shareholders to reverse the companies’ position with regard to a particular policy, thereby allowing management of these companies to pursue economically prudent decision making with regard to company policies and procedures.

Surviving Fund.  The Surviving Fund’s principal investment strategy is designed to take advantage of the effect of unintended adverse consequences on the U.S. stock market from anticipated and actual Congressional legislative initiatives (what is known as the “Congressional Effect”), by generally investing in the S&P 500 on days when Congress is “out of session” and investing in interest-bearing domestic securities or otherwise being out of the stock market when Congress is “in session.”

For further information about each Fund’s investment objective and strategies, see “Comparison of the Funds – Investment Objectives, Principal Investment Strategies, and Portfolio Management.”

Comparison of Fees and Expenses.

The following table sets forth: (i) the fees and expenses that a shareholder incurred from an investment in Acquired Fund for the period ended December 31, 2008; (ii) the fees and expenses that a shareholder incurred from an investment in the Surviving Fund for the period ended December 31, 2008, and (iii) the estimated fees and expenses of the Surviving Fund on a pro forma basis after giving effect to the Reorganization, based on the pro-forma combined assets as of [____________].

Fees and Expenses for the Congressional Effect Fund and the Free Enterprise Action Fund

Shareholder Fees (fees paid directly from your investment)	Free Enterprise Action Fund	Congressional Effect Fund	Pro Forma-Congressional Effect Fund after Reorganization
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None[1]	1.00%[2]	1.00%[2]
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	1.25%	1.00%	1.00%
Distribution (12b-1) Fees	0.00%	0.25%	0.25%
Other Expenses[3]	2.26%	13.74%	1.69%
Acquired Fund Fees and Expenses[4]	0.04%	0.32%	0.32%
Total Annual Fund Operating Expenses	3.55%	2.83%	3.26%
Fee Reductions and Expense Reimbursement	(1.76)%[5]	(12.75)%[6]	(1.19)%
Net Annual Fund Operating Expenses (including payments under the Distribution Plan, Underlying Fund Fees and Expenses and expense interest)	1.79%	2.56%	2.07%

1    The Acquired Fund charges a $15 wire transaction fee for redemptions effected by wire.

2   The Surviving Fund charges a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares in the Surviving Fund. The Surviving Fund may also require reimbursement from investors who request that their redemptions be wired for wiring fees charged to the Surviving Fund by its custodian.  Such wiring fees generally shall not exceed $20.

3  These expenses include custodian, transfer agency, shareholder servicing, and other direct fund expenses, as well as the dividend expense on securities sold short.

4  For the purposes of this Note 4, Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by a Fund as a result of its investments in investment companies and other pooled investment vehicles.

5  AFM has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2010, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary expenses such as litigation) will not exceed 1.75%.  Fee waivers and expense reimbursements are subject to possible recoupment from the Acquired Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

6 The Advisor has entered into an Expense Limitation Agreement with the Surviving Fund under which it has agreed to reduce its fees and to assume other expenses of the Surviving Fund, if necessary, in an amount that limits the Surviving Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under the Distribution Plan and Acquired Fund Fees and Expenses) through the fiscal year ending December 31, 2009.  As a result, the Surviving Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses,and Acquired Fund Fees and Expenses) will be limited to 1.75% of average daily net assets of the Surviving Fund as indicated in the table.  It is expected that the Expense Limitation Agreement will continue from year-to-year; however there can be no assurance that the Expense Limitation Agreement will be continued from year-to-year.  Subject to approval by the Surviving Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Surviving Fund within the three fiscal years following the year in which such waiver occurred, if the Surviving Fund is able to make the payment without exceeding the 1.75% expense limitation.

Expense Examples.

The following Expense Examples are intended to help you compare the cost of investing in the Congressional Effect Fund with the cost of investing in the Free Enterprise Action Fund.  Each Example assumes that you invest $10,000 in each Fund for the time period indicated and then redeem all of your shares at the end of those periods.  Each Example also assumes that your investment has a 5% return each year.  These are examples only, and do not represent future expenses, which may be greater or less than those shown below.

	1 Year	3 Years	5 Years	10 Years

Free Enterprise Action Fund	$182	$925	$1,690	$3,703

Congressional Effect Fund	$259	$3,081	$5,351	$9,268
Pro Forma – Congressional Effect Fund after Reorganization	$210	$893	$1,600	$3,477

The expenses presented above are projections representing good faith estimates, based on past experiences and the terms of the Expense Limitation Agreement with the Surviving Fund. However, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Surviving Fund’s assets, many of which are beyond the control of the Surviving Fund and the Advisor.

Comparison of Sales Load and Distribution Arrangements

The Acquired Fund offers one class of shares and does not charge a front-end sales load at the time of purchase, a contingent-deferred sales load at the time of redemption or a redemption fee.

The Surviving Fund offers one class of shares that does not charge front-end or contingent deferred sales loads, but does charge a redemption fee of 1.00% for redemptions within sixty (60) days of the initial purchase of shares.  For purposes of determining whether shares are redeemed within sixty (60) days of the initial purchase for purposes of the redemption fee, the date of purchase of the Acquired Fund shares will be used for those Acquired Fund shares exchanged for shares of the Surviving Fund.  The Surviving Fund has also adopted a plan pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) under the Investment Company Act of 1940 (the “1940 Act”).  Pursuant to the 12b-1 Plan, the Shares of the Surviving Fund may pay certain third parties fees at an annual rate of up to 0.25%, of their average daily net assets for the provision of distribution and/or shareholder support services.

Comparison of Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.

Procedures for purchasing and selling shares of the Surviving Fund are similar to those of the Acquired Fund.  Both Funds permit the purchase of shares through the mail, by wire transfer, or through a financial intermediary.  However, the Acquired Fund requires a minimum initial investment of $2,500 and a $250 minimum for subsequent share purchases or $100 under its automatic investment program.  The Surviving Fund requires a minimum initial investment of $1,000 and $250 for subsequent share purchases.

Neither Fund has exchange privileges.

Additionally, each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Each Fund’s policy is to (i) declare and pay distributions of its dividends and interest annually and (ii) distribute net short-term capital gains and net long-term gains annually.

The Funds determine their net asset value per share as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Both Funds have adopted procedures for valuing portfolio assets.  The table below describes how each Fund prices its shares and values its portfolio securities.

Surviving Fund	Acquired Fund
Share Price. The price at which you purchase or redeem shares is based on the next calculation of net asset value after a purchase or redemption order is received in proper form.	Share Price. All shares will be purchased or redeemed based upon net asset value per share next determined after the Fund receives the purchase or redemption request in good order.
NAV Determination.   The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding Shares of the Fund.

NAV Determination.  The Fund’s net asset value per share is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the total number of shares outstanding.  The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily.

Fair Valuation.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale.

Pursuant to policies adopted by the Trustees, the Advisor is responsible for notifying the Trustees (or the Trust’s Fair Value Committee (“Fair Value Committee”)) when it believes that fair value pricing is required for a particular security.  The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold.

Fair Valuation.   If market quotations are not readily available and if events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occurs after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Federal Tax

The Reorganization is not intended to qualify as a "reorganization" for federal income tax purposes. While the Reorganization will constitute a taxable event for the Acquired Fund, the Acquired Fund should incur no Federal income tax liability at the fund level as a result of the Reorganization.  The receipt by the shareholders of the Acquired Fund of shares of the Acquiring Fund in exchange for the cancellation of their shares in the Acquired Fund will constitute a taxable exchange for those shareholders.  You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances.  For more information about the possible federal tax consequences of the Reorganization, see “Information About the Reorganization – Federal Tax Consequences.”

PRINCIPAL RISK FACTORS

The principal risks of investments in the Surviving Fund are indicated below. All investments carry risks, and investment in the Surviving Fund is no exception.  No investment strategy works all the time, and past performance is not necessarily indicative of future performance.  You may lose money on your investment in the Surviving Fund.

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Market Risk:  Stock prices are volatile.  Market risk refers to the risk that the value of the Fund’s portfolio may be affected by market influences other than the Congressional Effect.  The value of the S&P 500 securities in the Fund’s portfolio may decline due to fluctuations in the securities markets generally.  Accordingly, the Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.  In a declining stock market, stock prices for all companies (including the S&P 500 and any stocks in the Fund’s portfolio) may decline, regardless of their long-term prospects or the Congressional Effect.

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Management Style Risks:  The share price of the Fund changes daily based on the performance of the securities in which it invests.  The ability of the Fund to meet its investment objectives is directly related to the Advisor’s investment of the Fund’s assets.  The Fund’s principal investment strategy and investment methodology is based on the Congressional Effect, but this investment strategy and methodology has not yet been applied in practice.  The Advisor’s use of an investment strategy based on the Congressional Effect may be ineffective because the Congressional Effect may not produce expected results, either for short or long-term periods.  Moreover, the Fund cannot give any guarantee that the Congressional Effect observed during past periods will continue to be observed in the future.  Therefore, there is no guarantee that the Fund’s management style will produce the desired results, and the Fund may lose money.

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Risks Related to Determining Whether Congress is in Session: While the Advisor periodically (at least daily) inquires as to whether each house of Congress is in session, the Advisor may not be able to make an accurate determination as to whether or not Congress is in session or intends to be in session at all times due to difficulties in obtaining legislative schedules, and unexpected or unannounced changes in such schedules.  Because the Fund’s investment strategy substantially depends on accurately determining when Congress is in session, inaccurate information about whether or not Congress is in session could negatively impact the performance of the Fund.

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Risks Related to Using Derivative Instruments:  The Fund may invest in derivatives such as future contracts, option contracts, and other derivatives contracts in order to participate in the performance of the S&P 500 when Congress is out of session as described above.  A derivative instrument is generally one whose value depends on (or is derived from) the value of the underlying assets, interest rate, or index.  Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

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Futures Risk: There are significant risks associated with the Fund’s use of futures contracts, including the following: (1) the success of the investment strategy depends on the Advisor's ability to predict movements in the prices of individual securities (e.g., S&P 500 futures), fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts. In addition, the Fund’s focus on S&P 500 futures tends to increase its market exposure.

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Leverage Risk:  Certain types of the Fund’s investments (e.g. futures) may involve the use of leverage, so the Fund may employ leveraged investment techniques.  Use of leverage can magnify the effects of changes in the value of a securities portfolio and make it more volatile.  The leveraged investment techniques that the Fund employs will likely cause investors to lose more money in adverse environments.

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Risks Related to Investing in Other Funds:  The Fund’s investment strategy involves, among other things, investing in other investment companies, such as ETFs and other investment companies that track the S&P 500.  Under the 1940 Act, the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and their affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.  Accordingly, the 3% limitation may prevent the Fund from allocating their investments in the manner the Advisor considers optimal.

To the extent the Fund invests in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares.  By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.  Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

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Sector Risks:  As described above, the Fund may invest the Fund’s assets in securities of a particular sector that the Advisor believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may invest in more heavily will vary.

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Small and Mid-Cap Company Risk:  As described above, the Fund may invest the Fund’s assets in securities of particular companies that the Advisor believes may be positively or negatively affected by market responses to Congressional activity or anticipated Congressional activity, which may include stocks of small and mid-cap size companies that have more risks than larger companies.  The capitalization (“cap”) of a company refers to the value of its outstanding securities.  You can calculate a company’s capitalization by multiplying the number of its outstanding shares by the current market price of those shares.  The largest publicly traded stocks generally have a market capitalization of over $250 billion while the smallest publicly traded stocks may have a market capitalization of under $50 million.  The Fund defines a mid-cap stock as one that has a market capitalization of at least $2 billion, but no more than $5 billion.  The Fund defines a small-cap stock as one that has a market capitalization under $2 billion.  In general, smaller companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development.  Further, there is typically a smaller market for the securities of a mid-cap or small-cap company than for the securities of a large company.  Due to these and other factors, smaller companies may be more susceptible to market downturns, and their stock prices may be more volatile.

•
Market Timing Risk:  Because the Fund generally only expects to achieve capital appreciation during periods when Congress is out of session, the Fund may be susceptible to market timers who attempt to invest in the Fund immediately before Congress is in recess, and divest from the Fund immediately before Congress convenes.  Such market timing could present risks for other shareholders with long-term interests in the Fund, which may include, among other things, interference with the efficient management of the Fund’s portfolio, increased brokerage and administrative costs, forcing the Fund to hold excess levels of cash to meet redemption requests, and an increase in costs to shareholders due to a decrease in the Fund’s asset base. Although the Fund has adopted certain policies and procedures intended to identify and to discourage frequent trading, including a redemption fee, it cannot ensure that all such activity can be identified or terminated.

•
Fixed Income Risk:  There are risks associated with the potential investment of a Fund’s assets in fixed income investments (including, without limitation, Cash and Cash Equivalents), which include credit risk, interest risk, maturity risk and investment-grade securities risk.  These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•
Interest Rate Risk:  Increases in interest rates typically lower the present value of a company’s future earnings stream.  Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.  Also, to the extent the Fund invests in debt instruments, the value of such debt instruments will increase or decrease inversely with increases and decreases in interest rates.

•
New Advisor Risk: The Advisor was formed in late 2007 and registered as an investment adviser in early 2008 and, although the Advisor’s principal and sole portfolio manager, Eric T. Singer, has been a portfolio manager for private investment vehicles in the past, he does not have previous experience running a registered investment adviser or managing a mutual fund.  Accordingly, investors in the Fund bear the risk that the Advisor’s inexperience managing a firm may limit its effectiveness.  Mr. Singer’s experience is discussed in the Management section of this Prospectus.

•
New Fund Risk:  The Fund was formed in late 2007, and the Advisor has not previously managed an investment company registered under the 1940 Act. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders.

The Acquired Fund has different investment strategies than the Surviving Fund, and therefore has different risks. The principal risks associated with the Acquired Fund are indicated below.

•
Adherence to the Free Enterprise Guidelines:  These investment guidelines may cause the Acquired Fund not to perform as well as other funds that choose their investments based strictly on financial considerations. Some companies that are performing well financially but that no longer fit within the Free Enterprise Guidelines may be sold so as to provide an opportunity for the Acquired Fund to invest in other companies. This may have a negative impact on performance.

•
Adviser Risk:  The Adviser was formed for the purpose of managing the Fund, and accordingly has no prior experience directing the investment activities of a mutual fund. The Adviser's principals, however, have significant experience with respect to advocating the philosophical positions that serve as the basis for stock selection. The Adviser is compensated, in part, for its advocacy activities and, therefore, the Fund’s expenses may be higher than other mutual funds.

•
Non-Diversification Risk:  The Acquired Fund is non-diversified for purposes of the Investment Company Act of 1940 (the “1940 Act”) .  Therefore, it is permitted to have all of its assets invested in a limited number of companies.  As a result, the rise or fall in the stock price of a single company may have a greater impact on the value of the Fund’s portfolio than it would if the Fund was diversified.

•
Market Risk:  The Fund’s share price changes daily based on changes in market conditions that affect the value of the Fund’s portfolio.  A stock market in which the Fund invests may go down in value in response to economic, political or financial developments.  While stocks have historically been a leading choice of long-term investors, a stock market may go down quickly and unpredictably.

•
Issuer-Specific Risks:  The price of an individual security or a particular type of security can fluctuate differently than, or to a greater extent than, the market as a whole.  An individual issuer’s securities can fall, with little or no warning, based upon such things as a worse than expected earnings report, the loss of key management personnel, negative news about the development of a product or legal proceeding.  There is also a risk that the price of a security may never reach the level that the Acquired Fund believes is representative of its full value.

•
Common Stock Risk: Stock markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Acquired Fund’s investments may decline in value if the stock markets perform poorly.  There is also a risk that the Fund’s investments will under perform either the securities markets generally or particular segments of the securities markets.

•
Leverage Risk:  The Fund may borrow money as a temporary measure for emergency and other purposes to facilitate redemption requests, or for other purposes consistent with the Fund’s investment objectives and program.  Such borrowings may be collateralized with Fund assets.  To the extent that the Fund purchases securities while it has outstanding borrowings, it may be deemed to be using leverage, i.e., using borrowed funds for investment.  Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio.  Money borrowed for leveraging will be subject to interest costs that may or may not  be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.  The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line if credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

•
Interest Rate Risk: Although the Acquired Fund's primary investment focus is stocks, it may invest in debt securities and other types of fixed income securities for temporary defensive purposes. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Acquired Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

•
Credit Risk: The Acquired Fund's investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Acquired Fund invests. Changes in the financial strength, or perceived financial strength, of company may affect the value of its securities and, therefore, impact the value of the Acquired Fund's shares.

•
Foreign Risk:  While the Acquired Fund has no present intention of doing so, the Acquired Fund may invest in stocks issued by foreign companies. The Acquired Fund generally will do so only if the stocks are traded in the U.S. or available through American Depositary Receipts. The stocks of foreign companies may pose risks in addition to, or to a greater degree than, the other risks described in this prospectus. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Acquired Fund may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks.

•
ADR Risk:  While ADRs are traded on U.S. securities exchanges, they may be available through "sponsored" or "unsponsored" facilities.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security.

•
Risks Associated with Investing in Underlying Funds: The Acquired Fund may invest in shares of Underlying Funds as a means to pursue its investment objectives.  As a result, your cost of investing in the Acquired Fund may be substantially higher than the cost of investing directly in the Underlying Fund shares.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Acquired Fund’s direct fees and expenses.  Furthermore, the strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.  In addition, certain prohibitions on the acquisition of mutual fund shares by the Acquired Fund may prevent the Acquired Fund from allocating its investments in the manner the Adviser considers optimal. The Fund intends to purchase Underlying Funds that are either no-load or waive the sales load for purchases made by the Acquired Fund.  The Acquired Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Acquired Fund may purchase Underlying Funds that have an early redemption fee of up to 2%.  In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear the expense by investing in the Acquired Fund.  Additional risks of investing in Underlying Funds are described below:

o
Investment Management Risk – When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

o
Underlying Fund Strategies – When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other funds.

INFORMATION ABOUT THE REORGANIZATION

Material Features of the Plan.

The Plan sets forth the terms and conditions of the Reorganization.  Certain provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as Appendix A to this Prospectus/Information Statement.

At the consummation of the Reorganization on the Closing Date, which is expected to occur at the close of business on or about [June __], 2009, all of the assets and liabilities of the Acquired Fund will be transferred to the Surviving Fund in exchange for shares of the Surviving Fund, such that at and after the Closing Date, the assets and liabilities of the Acquired Fund will become the assets and liabilities of the Surviving Fund.  The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance with the Acquired Fund’s valuation procedures and shares of the Surviving Fund to be issued to the Acquired Fund shall be valued at their then-current net asset value determined in accordance with the Surviving Fund’s valuation procedures. Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund in exchange for the Acquired Fund.  After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the Closing Date net asset value of such shareholder’s shares of the Acquired Fund.  Shares of the Surviving Fund will not be represented by physical certificates.

The Plan provides that the Advisor will identify those portfolio securities in the Acquired Fund which are acceptable investments for the Surviving Fund and that the Acquired Fund will sell and liquidate into cash all securities in the Acquired Fund which are not acceptable investments for the Surviving Fund prior to the Closing Date.  In addition, the Plan provides that Acquired Fund’s Board of Trustees will declare a dividend or dividends, as necessary, with respect to the Acquired Fund prior to the Closing Date.  This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the time at which the Acquired Fund’s net asset value is determined for purposes of the Reorganization (the “Valuation Date”).  The shareholders of the Acquired Fund will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

Until the Valuation Date, shareholders of the Acquired Fund will continue to be able to redeem their shares.  Redemption requests received thereafter by Northern Lights with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan.

The stock transfer books of Northern Lights with respect to the Acquired Fund will be permanently closed as of the close of business on the Valuation Date, which is the day immediately preceding the Closing Date.

The Reorganization is subject to a number of conditions as set forth in the Plan attached hereto as Appendix A. Northern Lights, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Acquired Fund or the Surviving Fund under the Plan.  The Plan may be terminated, and the Reorganization abandoned, at any time prior to the Closing: (i) by mutual consent by Northern Lights and Congressional Effect Funds; (ii) by Congressional Effect Funds if certain conditions have not been fulfilled, or waived by it; and (iii) by Northern Lights if certain conditions have not been fulfilled, or waived by it.  The Plan provides further that the Plan may be amended only by mutual consent of Northern Lights and the Congressional Effect Funds in writing.

The Advisor has undertaken to bear and pay all expenses related to the costs of legal and audit services in connection with the Reorganization, and of printing and mailing this Prospectus/Information Statement on Form N-14.

Reasons For Reorganization.

The Acquired Fund’s Board considered the Reorganization at a meeting held on May 29, 2009, and approved the Plan.  In considering the Plan, the Board received and reviewed information from various sources, including representatives of the Congressional Effect Family of Funds detailing the Reorganization, and discussed various factors including: (i) the specific terms of the Plan; (ii) the proposed plans for ongoing management, distribution and operation of the Surviving Fund; (iii) the management, financial position and business of the Advisor; (iv) the comparative fees and expenses of the Funds; and (v) the impact of the Reorganization on the Acquired Fund and its shareholders.  In approving the Reorganization, the Board of the Acquired Fund determined that (i) participation in the Reorganization is in the best interests of the Acquired Fund’s shareholders; and (ii) the monetary value of the Acquired Fund’s shareholders interests will not be diluted as a result of the Reorganization. In addition, the Advisor has agreed to pay expenses incurred under the expense limitation agreement of the Acquired Fund between May 29, 2009 (the date the Acquired Fund’s Board of Trustees consented to the Reorganization) and the Closing Date.

In making this determination, the Board of the Acquired Fund considered a number of factors, including the following:

•	Each Acquired Fund shareholder will receive shares of the Surviving Fund equal in value to its shares of the Acquired Fund;
•	The future prospects of the Acquired Fund if the Reorganization were not effected, including the Acquired Fund’s continuing viability as a series of Northern Lights;
•	Shareholders of the Acquired Fund may benefit from economies of scale as a result of the Advisor's efforts to increase the size of the Surviving Fund; and
•
The Acquired Fund’s shareholders will not bear the costs of legal and audit services in connection with the preparation of this Prospectus/Information Statement on Form N-14 and the Plan of Reorganization, and the printing and mailing of this Prospectus/Information Statement.

Federal Income Tax Consequences

Each Fund intends to qualify as of the Closing Date as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, each of the Funds expects to incur no Federal income tax liability by virtue of favorable tax treatment provided to regulated investment companies under the Code.

However, the Reorganization is not intended to qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and neither the Acquired Fund nor the Surviving Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code.  Accordingly, for Federal income tax purposes, the Acquired Fund will be treated as having sold its assets, subject to its liabilities, in exchange for shares of the Surviving Fund.  The Acquired Fund will calculate taxable gain or loss on that sale by comparing (1) the fair market value of the shares of the Acquiring Fund received in the Reorganization, plus the amount of liabilities assumed by the Acquiring Fund pursuant to the Reorganization, and (2) its tax basis in the assets sold.  Any potential taxable gain resulting from that sale should be offset by the “dividends paid deduction” allowed by the Code as a result of the distribution by the Acquired Fund of shares of Acquiring Fund pursuant to its liquidation.

The receipt of shares in the Acquiring Fund by shareholders of the Acquired Fund will constitute a taxable exchange for the shareholders of the Acquired Fund.  Thus, shareholders of the Acquired Fund whose shares are held in taxable accounts generally will recognize a gain or loss, for Federal income tax purposes, equal to the difference between (1) the fair market value of the Surviving Fund shares, as of the Closing Date, received in the Reorganization and (2) their Federal income tax basis in their shares of the Acquired Fund. The Federal income tax basis in shares of the Surviving Fund received in the exchange by all Acquired Fund shareholders will be the fair market value of those shares as of the Closing Date and the holding period for such shares will begin the day following the Closing Date.

Neither Northern Lights nor Congressional Effect Funds has sought a tax ruling from the Internal Revenue Service (“IRS”) in connection with the Reorganization. However the Surviving Fund has received a tax opinion from Kilpatrick Stockton LLP that the Reorganization will not qualify as a tax-free reorganization.

You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

As previous discussed, some, if not all, of the Acquired Fund’s securities holdings will be sold prior to or immediately following the Reorganization.  To the extent that the Acquired Fund’s securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Surviving Fund may hold.  The possible need for the Acquired Fund to dispose of certain portfolio investments prior to the Reorganization could result in selling such investments at a disadvantageous time.  The sale of securities either prior to the Reorganization or shortly thereafter could result in the Acquired Fund or the Surviving Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization.  Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs.

Shareholder Rights, Description of the Securities to be Issued

The Acquired Fund is organized as a series of Northern Lights, which is a statutory trust organized under the laws of the State of Delaware.  The Surviving Fund is organized as a series of the Congressional Effect Funds, which is also organized under the laws of the State of Delaware as a statutory trust.  Each Fund is authorized to issue an unlimited number of shares of beneficial interest.  The shares of the Acquired Fund have no par value while the shares of the Surviving Fund have a par value of $0.001 per share.  The operations of the Acquired Fund and the Surviving Fund are governed by their trust documents, by-laws and Delaware state law, respectively.  Each Fund must also adhere to the 1940 Act, the rules and regulations promulgated by the Commission thereunder, and any applicable state securities laws.

Each of the Funds is governed by a board of trustees.  The composition of the boards of trustees differs between the two funds, both in terms of membership and the number of independent trustees.  Both Funds indemnify their respective trustees and officers against liabilities and expenses incurred in connection with their proceedings relating to their positions with the Funds, except if the trustee or officer would otherwise be subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Under Northern Lights’ Agreement and Declaration of Trust (“Northern Lights’ Declaration of Trust”), the Acquired Fund’s shareholders have the power to vote only (i) for the election of Trustees; (ii) with respect to such additional matters relating to Northern Lights as may be required by the Northern Lights’ Declaration of Trust, By-Laws, the 1940 Act or any registration statement of Northern Lights filed with the Commission; and (iii) on such matters as the Trustees of Northern Lights  may consider necessary or desirable.

Under Congressional Effect Funds’ Agreement and Declaration of Trust (“Congressional’s Declaration of Trust”), the Surviving Fund’s shareholders have the right to vote only (i) for the election or removal of Trustees; (ii) with respect to such additional matters relating to the Congressional Effect Family of Funds as may be required by the applicable provisions of the 1940 Act, including Section 16(a) thereof, and (iii) on matters as the Trustees may consider necessary or desirable.

Neither Fund is required to hold an annual shareholder meeting.  A meeting of the Acquired Fund may be generally called by its Board of Trustees, Chairman of the Board or the President of Northern Lights.  Special meetings of the shareholders of the Acquired Fund may be generally called by the Board of Trustees, the Chairman or President upon the written request of shareholders owning at least one-third of the outstanding shares entitled to vote.  A meeting of the Surviving Fund may be generally called by its Board of Trustees.  Special meetings of the shareholder of the Surviving Fund may be generally called by the Chairman, or President, or by a majority of the Board of Trustees, and shall be called by the Secretary upon written request of the holders of shares entitled to case not less than twenty percent (20%) of all votes entitled to be case at such meeting.

The quorum and required vote requirement of each of the Funds is different. Under the Northern Lights’ Declaration of Trust, generally thirty-three and one-third percent (33-1/3%) of the shares present in person or by proxy entitled to vote constitute a quorum, while under the Congressional Effect Family of Fund’s By-Laws, generally the presence in person or by proxy of holders of record of more than fifty percent of the total combined net asset value of all shares issued and outstanding and entitled to vote shall constitute a quorum. Both Funds typically require a majority vote of the shares present to decide any questions related to a particular matter, except a plurality shall elect a trustee.

Capitalization.

The capitalization table, as of [June __, 2009], sets forth the capitalization of the Surviving Fund, and the estimated capitalization of the Surviving Fund as adjusted to give effect to the proposed Reorganization.  The following are examples of the number of shares of the Surviving Fund that would have been exchanged for the shares of the Acquired Fund if the Reorganization had been consummated on December 31, 2008 and do not reflect the number of shares or value of shares that would actually be received if the Reorganization, as depicted, occurs.  Each shareholder of the Acquired Fund will receive the number of full and fractional shares of the Surviving Fund equal in value to the value (as of the last Valuation Date) of the shares of the Acquired Fund.  The Surviving Fund will be the accounting survivor for financial statement purposes.

	Free Enterprise Action Fund (unaudited)*	Congressional Effect Fund (unaudited)*	Pro Forma – Congressional Effect Fund after Reorganization (estimated)

Net assets (millions)	$6.70	$1.47	$8.17
Total shares outstanding	884,908	150,832	839,257
Net asset value per share	$7.58	$9.74	$9.74

This information is for informational purposes only.  There is no assurance that the Reorganization will be consummated.  Moreover, if consummated, the capitalization of the Acquired Fund and the Surviving Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Acquired Fund. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

ADDITIONAL INFORMATION ABOUT THE
SURVIVING FUND AND THE ACQUIRED FUND

Comparison of Investment Objectives, Principal Investment Strategies, and Portfolio Management

The following table describes such objectives, strategies and management of the Surviving and the Acquired Funds:

	Surviving Fund	Acquired Fund
Investment Objectives
The Fund’s investment is capital appreciation and income.  The Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 30 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

The Fund seeks long-term capital appreciation, which it attempts to achieve through investments and advocacy that promote the American system of free enterprise.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.

Principal Investment Strategies
The Fund’s principal investment strategy is designed to take advantage of the Congressional Effect by generally investing in the S&P 500 on days when Congress is “out of session” and investing in interest-bearing domestic securities or otherwise being out of the stock market when Congress is “in session”.  The Advisor defines a day when Congress is “in session” as being a day when either house of Congress is open for business for any part of a day. The Advisor believes that the Fund’s investment methodology minimizes investment exposure and risk when Congress is in session, while fully investing in the S&P 500 when Congress is out of session.   Since the Fund generally will not be exposed to the U.S. stock market when Congress is in session, the Fund will not be able to achieve its goal of capital appreciation during these periods.

In-Session Investments
When Congress is in session, the Fund’s goal is for 90% or more of its assets to be out of the U.S. stock market.  Accordingly, when Congress is in session the Fund will generally invest 90% or more of its assets in interest-bearing instruments, including, without limitation, treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments and money market funds (collectively, “Cash and Cash Equivalent Positions”), or take other appropriate steps to ensure that 90% or more of the Fund’s assets effectively avoid U.S. stock market exposure. For example, if the Fund holds long positions in the S&P 500 index when Congress goes in session, the Fund may, in the Advisor’s discretion, enter into offsetting short positions in the S&P 500 index to avoid market exposure, rather than convert Fund assets to Cash and Cash Equivalent Positions.

The Fund attempts to achieve its investment objective by investing, under normal market conditions, at least 65% of its assets in the common stocks of companies generally found among the Fortune 500 and in the S&P 500. The Fund will seek to enhance the return of this portfolio with certain additional strategies, as identified below.

AFM begins with the universe of securities typically held within the S&P500 and other Fortune 500 companies, although securities outside of the S&P500 Index, including other investment companies (“Underlying Funds”), may also be purchased by the Fund.  From this initial universe of eligible investments, AFM will then select companies that have policies or business objectives based on external pressure or influence from social or political activists.  These securities, in the opinion of AFM, offer the greatest potential for price appreciation consistent with the Fund's investment objective.  AFM may increase or reduce the Fund’s holdings in a company based on its assessment of the company’s response to the pressure exerted by social activists. AFM will attempt to make investment selections that will result in the Fund maintaining approximate, but not identical, sector weightings of the S&P500 Index.  AFM may also make investments in companies that offer the opportunity for investment return without consideration of effects of social activism detailed above.

Out of Session Investments
When Congress is not in session, the Advisor may invest the Fund in S&P 500 index futures contracts and E-mini S&P 500 index futures contracts in order to approximate the performance of the S&P 500; however, in these cases the Fund will typically remain invested in Cash and Cash Equivalents with 90% or more of its assets, in part, in order to collateralize its futures contracts positions.  Accordingly, the Fund will seek to generate capital appreciation from its investments in S&P 500 futures contracts and income from Cash and Cash Equivalents when Congress is not in session.  There is no limit on the amount of the Fund’s assets that may be invested in futures contracts.

Notwithstanding the foregoing, the Fund may also invest in S&P 500 exchange-traded funds (ETFs) or index mutual funds, or may take any other investment approach to approximate the performance of the S&P 500 when Congress is out of session.

Because the companies that tend to be included in the Fund are market leaders and, oftentimes, trend-setters for other businesses, they are, in the opinion of AFM, the companies typically targeted by social activists. Accordingly, as a shareholder in the companies typically targeted by social activists, the Fund will be in a position to advocate for change as may be deemed appropriate by AFM. Specifically, the Fund may take an activist position with respect to one or more corporate managements if AFM believes advocacy may:
o
•   Promote the American system of free enterprise;

•  Ensure that corporate management makes sound business decisions based on long-term investor interests; and

•  Protect businesses and their investors from what AFM believes is harmful social activism.

AFM defines "harmful social activism" as activism which seeks to persuade company management to make a decision based on anything other than sound economic or business principles.  Alternatively, AFM's activism seeks to have the company disregard unsound or irresponsible policies for the sake of enhancing shareholder value. Examples of industries that have been targeted by social activists include, but are not limited to (i) financial institutions which have changed their lending policies and practices based on social activism rather than relying on traditional assessments of creditworthiness, (ii) energy companies that have foregone investment in power plants based on social and environmental activism rather than on the projected profitability of  building such facilities, (iii) manufacturing companies that have foregone establishing plants and factories in foreign countries based on activists concerns regarding the foreign countries' treatment of its citizens rather than the economic feasibility of operating in such countries, and other companies that have made certain benefits available and other concessions to their employees based on activism rather than on sound management principles.

In general, the Fund intends to conduct its investment activities in a manner designed to carry out the principles and standards it considers consistent with promoting the American system of free enterprise.

Portfolio Management
Congressional Effect Management, LLC serves as the Fund’s investment adviser that manages the investments in the Fund’s portfolio.  The Advisor was formed in late 2007 and is controlled by Eric T. Singer.  Mr. Singer is the managing member of the Advisor and has served in that capacity since its founding.  Mr. Singer also serves as the portfolio manager for the Advisor. In addition, he serves as a Trustee of the Trust and the President and sole portfolio manager for the Fund.

Action Fund Management, LLC serves as the Fund’s Adviser. AFM conducts research efforts relating to its advocacy activities, and is responsible for applying the Free Enterprise Guidelines to Fund investments. AFM conducts all advocacy efforts at its own expense and risk. AFM, which is owned and controlled by Steven J. Milloy and Thomas J. Borelli, was formed in 2003 for the purpose of providing investment advisory services to the Fund.

Comparison of Fundamental Investment Policies

The following table describes the fundamental investment restrictions of the Funds:

Surviving Fund	Acquired Fund
The Fund may not issue senior securities, except as permitted by 18(f)(1) of the 1940 Act.
The Fund may not purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

The Fund may not borrow money, except to the extent permitted under Section 18(f)(1) the 1940 Act (including, but not limited to, reverse repurchase agreements and borrowing to meet redemptions).  For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.  The Fund will not purchase securities at any time that outstanding borrowings exceed 5% of the Fund's total assets.

The Fund may not borrow money or issue senior securities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time.

The Fund may not make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, corporate loans and repurchase agreements shall not be deemed to be the making of a loan.
The Fund may not pledge, mortgage or hypothecate its assets, except, with up to one third of its assets, as necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.
The Fund may not make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time.

Surviving Fund	Acquired Fund
The Fund may not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws.

The Fund may not underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities".

The Fund may not purchase or sell real estate or interests in real estate directly; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities).

The Fund may not purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

The Fund may not invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in commodities.
The Fund may not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus and/or SAI of the Fund.
With respect to 75% of its total assets, the Fund may not: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Fund’s total assets would be invested in that issuer’s securities.  This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.  Additionally, the Fund will limit the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items, as defined in the Code) to a maximum of 25% of the Fund’s total assets.

Performance Information.

Performance information is not yet available because the Surviving Fund has not been in operation for an entire calendar year.  However, from the Surviving Fund’s inception through June 8, 2009, the Surviving Fund had a return of -2.03%. For the same period, the S&P 500 Index, the Surviving Fund’s benchmark index, had a return of -30.73%. For more information, you may request a copy of the Surviving Fund’s Annual and Semi-annual Reports, at no charge, by calling the Surviving Fund at 888-553-4233.

*           *           *

More information about the Acquired Fund and the Surviving Fund is included in: (i) the Acquired Fund’s Prospectus dated May 1, 2009 (as it may be amended), which is incorporated by reference herein and considered a part of this Information Statement/Prospectus; (ii) the Acquired Fund’s Statement of Additional Information dated May 1, 2009 (as it may be amended)  relating to the Acquired Fund’s Prospectus (iii) the Surviving Fund’s Prospectus dated April 30, 2009, which accompanies this Information Statement/Prospectus and is incorporated by reference and considered a part of this Information Statement/Prospectus; and (iv) the Surviving Fund’s Statement of Additional Information dated April 30, 2009 relating to the Surviving Fund’s Prospectus; and (v) the Statement of Additional Information dated [June __], 2009 relating to this Information Statement/Prospectus, which is incorporated by reference herein.

You may request free copies of the Acquired Fund’s Prospectus or Statement of Additional (including any supplement) by calling 1-800-766-3960, by visiting www.freeenterpriseactionfund.com or by writing via U.S. mail to Free Enterprise Action Fund, c/o Gemini Fund Services, LLC (“Gemini”), 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

You may request free copies of the Surviving Fund’s Statement of Additional Information or the Statement of Additional Information relating to this Information Statement/ Prospectus, by calling 1-888-553-4233, or by writing to Congressional Effect Fund c/o Matrix Capital Group (“Matrix”), 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania, 19090-1904.

This Information Statement/ Prospectus, which constitutes part of a Registration Statement filed by Congressional Effect Funds with the Commission under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Surviving Fund and the shares offered.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the Commission.

Each Fund also files proxy materials, reports, and other information with the Commission in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the Commission in Washington, DC located at Room 1580, 100 F Street, N.E., Washington, D.C. 20549.  Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the Commission’s website (www.sec.gov).

PRINCIPAL HOLDERS OF SECURITIES

As of [May 15], 2009 , the following shareholders were considered to be either a control person or principal shareholder of the Acquired Fund.

Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent

Dantchik, Arthur 401 City Line Ave Suite 220 Bala Cynwyd, PA 19004	101,608.5290 Shares	11.47%
Dunn, William A. 309 SE Osceola St Ste 208 Stuart, FL 34994-2250	191,233.6090 Shares	21.60%
Robert A Levy LLC 10018 Colesville Rd Silver Spring, MD 20901	100,902.2120 Shares	11.39%
Claws Foundation 2325 Dulles Corner Blvd., Ste. 670 Herndon, VA 20171	89,704.5340 Shares	10.13%
The Randolph Foundation 255 49th St 23d New York, NY 10017	88,767.0900 Shares	10.02%
Donors Capital Fund P O Box 1305 Alexandria, VA 22313-1305	96,847.3100 Shares	10.94%

As of [May 15], 2009, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Surviving Fund.

Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent

Steinberg Charitable Trust 315 Park Avenue S. 20th Floor New York, NY 10010	98,231.827 Shares	48.0340%*
Charles Schwab & Co. 101 Montgomery Street San Francisco, CA 94104	35,132.632 Shares (Record)	17.1794%
*Deemed to "control" the indicated class of shares of the Fund, as defined by applicable SEC regulations.

ADDITIONAL INFORMATION

Investment Adviser.  The Acquired Fund’s investment adviser is the Action Fund Management, LLC, 12309 Briarbush Lane, Potomac, Maryland 20854.  For its services to the Acquired Fund, Acquired Fund pays Action Fund Management, LLC, on a monthly basis, an annual advisory fee of 1.25% of the Acquired Fund’s average daily net assets.  AFM has agreed contractually to waive its investment advisory fee and to reimburse expenses, other than front-end or contingent deferred loads, taxes, interest, brokerage commissions and expenses incurred in connection with any merger or reorganization indirect expenses such as dividend expense on securities sold short, and indirect costs of investing in underlying funds, at least until April 30, 2010, such that the total annual fund operating expenses do not exceed 1.75% of average daily net assets, subject to possible recoupment from the Acquired Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This contractual agreement will not be transferred to the Surviving Fund.

Congressional Effect Management, LLC serves as the Surviving Fund’s investment adviser.  The Advisor’s principal office is located at 420 Lexington Avenue, Suite 601, New York, NY 10170.  For its services, the Surviving Funds pays Congressional Effect Management, LLC a monthly fee based on an annualized rate of 1.00% of the average daily net asset value of the Surviving Fund.  The Advisor has entered into an Expense Limitation Agreement with the Surviving Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Surviving Fund, if necessary, in an amount that limits the Surviving Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and Acquired Fund Expenses) to not more than 1.75% of the average daily net assets of Surviving Fund through the fiscal year ending December 31, 2009.  It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Surviving Fund’s Board of Trustees.

Principal Underwriter.  Northern Lights Distributors, LLC serves as the Acquired Fund’s distributor.  Matrix Capital Group, Inc. (“Matrix”) serves as the Surviving Fund’s distributor.

Fund Administration, Accounting and Transfer Agency Services.  Gemini Fund Services, LLC (“GFS”) serves as the Acquired Fund’s administrator, fund accountant and transfer agent.  For the services rendered to the Fund by GFS, as administrator, the Acquired Fund pays the GFS a fund administration fee equal to the greater of a minimum fee of $40,000 or 0.10% on the first $100 million of net assets, 0.08% on the next $150 million of net assets and 0.06% on net assets greater than $250 million.  The Acquired Fund also pays GFS for any out-of-pocket expenses.  For fund accounting services rendered to the Acquired Fund by GFS, the Acquired Fund pays GFS an annual fee of $24,000, plus 0.02% on net assets of $25 million to $100 million and 0.01% on net assets greater than $100 million.  The Acquired Fund also pays GFS for any out-of-pocket expenses.  For the transfer agent services rendered to the Acquired Fund by GFS, the Acquired Fund pays GFS a transfer agency fee equal to a minimum fee of $15,000 per class or a per account charge of $14.00 for open accounts and $2.00 for closed accounts, whichever is greater.  The  Acquired Fund also pays GFS for any out-of-pocket expenses.

Matrix provides the Surviving Fund accounting, administration, transfer agency, dividend disbursing agency, and shareholder servicing agency services.  For such services, the Surviving Fund pays Matrix a base fee of $20,000 per year; plus an additional fee at the following rate:

0.250% on daily net assets between $0 and $50 million;
0.200% on the next $50 million of daily net assets;
0.150% on the next $100 million of daily net assets; and
0.100% in excess of $200 million of daily net assets.

Custodians.  The Huntington National Bank (“Huntington”), 7 Easton Oval/EA4E72, Columbus, OH 43219, is custodian of the Acquired Fund’s investments. For its services as custodian, Huntington is entitled to receive an annual administrative fee based on the annualized market value of the net assets of the Acquired Fund.

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as custodian for the Surviving Fund’s assets.  For its services as custodian, Fifth Third is entitled to receive from Matrix an annual fee based on the average net assets of the Surviving Fund held by Fifth Third plus additional out of pocket and transaction expenses incurred by the Surviving Fund.

Auditors.  Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, serves as the independent registered public accounting firm to the Acquired Fund.

Sanville & Company, located at 1514 Old York Road, Abington, PA 19001, serves as the independent registered public accounting firm to the Surviving Fund.

FINANCIAL HIGHLIGHTS

The annual financial statements and financial highlights of the Acquired Fund for the fiscal year ended December 31, 2008 have been audited by Cohen Fund Audit Services, Ltd., an independent public registered accounting firm, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Prospectus/Information Statement in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.  A free copy of the Annual Report is available upon request as described on the first page of this Prospectus/Information Statement.

The annual financial statements and financial highlights of the Surviving Fund for the fiscal period ended December 31, 2008 have been audited by Sanville and Company, an independent public registered accounting firm, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Prospectus/Information Statement in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.  A free copy of the Fund’s Annual Report is available upon request by calling 1-888-553-4233, or by writing to Congressional Effect Fund c/o Matrix Capital Group, 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania, 19090-1904.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), made as of this [___] day of [May], 2009, by and between Congressional Effect Family of Funds (the “Acquiring Trust”), a trust created under the laws of Delaware, with its principal place of business at 420 Lexington Avenue, Suite 601, New York, New York 10170, on behalf of its series, the Congressional Effect Fund (“Acquiring Fund”) and Northern Lights Fund Trust (the “Northern Lights Fund Trust”), a trust created under the laws of Delaware, with its principal place of business at 450 Wireless Blvd., Hauppauge, New York 11788, on behalf of its series, the Free Enterprise Action Fund (“Acquired Fund”).  (The Acquiring Trust, on behalf of the Acquiring Fund, and Northern Lights, on behalf of the Acquired Fund, are hereinafter collectively referred to as the “parties”).  Congressional Effect Management, LLC, a Delaware limited liability company and the investment advisor to the Acquiring Fund (“Advisor”), joins this Agreement solely for the purposes of Section 10 hereof.

PLAN OF REORGANIZATION

The reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Trust on behalf of the Acquiring Fund of all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of beneficial interest, $0.001 par value per share, of the Acquiring Fund; (ii) the assumption by the Acquiring Trust on behalf of the Acquiring Fund of all of the Liabilities (as defined in Section 1 below) of the Acquired Fund; (iii) the distribution of the Acquiring Fund’s shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the termination of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Sale and Transfer of Assets and Liabilities, Liquidation and
Termination of the Acquired Fund

(a)           Upon satisfaction of the conditions precedent described in Section 9 hereof, Northern Lights will convey, transfer and deliver to the Acquiring Trust on behalf of the Acquiring Fund, at the Closing, all of the then-existing assets of the Acquired Fund (the “Assets”).  In consideration thereof, the Acquiring Trust agrees at the Closing (i) that the Acquiring Fund shall assume and pay when due all obligations and liabilities of the Acquired Fund existing on or after the Effective Date of the Reorganization (as defined in Section 3 hereof), whether absolute, accrued, contingent or otherwise (but not including fees and expenses in connection with this Agreement to be paid by persons as provided in Section 10 hereof) (collectively, the “Liabilities”); and (ii) that the Acquiring Trust shall deliver to Northern Lights, in accordance with paragraph (b) of this Section 1, full and fractional shares of beneficial interest, with $0.001 par value per share, of the Acquiring Fund equal in value to the value of full and fractional shares of beneficial interest of the Acquired Fund outstanding at the time of calculation of the Acquired Fund’s net asset value (“NAV”) as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the Effective Date of the Reorganization.  The reorganization contemplated hereby is not intended to qualify as a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  The Acquiring Trust shall distribute to the Acquired Fund’s shareholders the shares of the Acquiring Fund in accordance with this Agreement and the resolutions of the Board of Trustees of the Acquiring Trust (the “Board of Trustees”) authorizing the transactions contemplated by this Agreement.

(b)           In order to effect the delivery of shares described in Section 1(a)(ii) hereof, the Acquiring Trust will establish an open account of the Acquiring Fund for each shareholder of the Acquired Fund and, on the Effective Date of the Reorganization, will credit to such account full and fractional shares of beneficial interest, with $0.001 par value per share, of the Acquiring Fund equal to the value of full and fractional shares of beneficial interest which such shareholder holds in the Acquired Fund at the time of calculation of the Acquired Fund’s NAV on the business day immediately preceding the Effective Date of the Reorganization.  Fractional shares of the Acquired Fund are, and fractional shares of the Acquiring Fund will be, carried to the third decimal place.  The Acquiring Trust shall determine the number of shares of the Acquiring Fund to be issued by dividing the net assets of the Acquired Fund by the NAV of one share of the Acquiring Fund on the Valuation Date. Simultaneously with the crediting of the shares of the Acquiring Fund to the shareholders of record of the Acquired Fund, the shares of the Acquired Fund held by such shareholders shall be cancelled.

(c)           Certificates representing shares of beneficial interest of the Acquiring Fund will not be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.  Upon request, each shareholder of the Acquired Fund will have the right to deliver the shareholder’s share certificates of the Acquired Fund, if any, to the Acquiring Trust in exchange for book entries establishing the shareholder’s ownership of shares of the Acquiring Fund equal to the number of shares of the Acquired Fund owned by such shareholder; provided that, a shareholder need not deliver such share certificates to the Acquiring Trust unless the shareholder so desires and shall irrespective of any delivery of such share certificates receive ownership of shares of the Acquiring Fund equal to the number of shares of the Acquired Fund owned by such shareholder.  As soon as practicable following the Closing, Northern Lights shall terminate the Acquired Fund.

2.	Valuation

(a)           The NAV of the Acquired Fund shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

(b)           The NAV of a share of beneficial interest of the Acquired Fund shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

(c)           The NAV of the Acquiring Fund shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

(d)           The NAV of a share of beneficial interest of the Acquiring Fund shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

3.	Closing and Valuation Date

(a)           The Closing shall consist of (i) the conveyance, transfer and delivery of the Assets of the Acquired Fund to the Acquiring Trust on behalf of the Acquiring Fund in exchange for the assumption and payment, when due, by the Acquiring Fund of the Liabilities of the Acquired Fund; and (ii) the issuance and delivery of the Acquiring Fund’s shares in accordance with Section 1(b), together with related acts necessary to consummate such transactions.  Subject to receipt of all necessary regulatory approvals, the Closing shall occur on [_____], 2009 or such other date as the officers of the parties may mutually agree, and shall be effective on the next business day following the Valuation Date (“Effective Date of the Reorganization”).  The Closing shall take place at the principal office of [                ] at approximately 10:00 a.m. Eastern time.

(b)           Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Trust or Northern Lights Fund Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and Acquiring Fund is practicable in the judgment of the Acquiring Trust and Northern Lights Fund Trust.

(c)           Northern Lights shall provide, as of the Closing, for delivery of those Assets of the Acquired Fund to be transferred to the Custodian of the Acquiring Fund.  Also, Northern Lights shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of the shares of beneficial interest of the Acquired Fund, and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates, if any, and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.

(d)           The Acquiring Trust shall issue and deliver a certificate report evidencing the shares of beneficial interest of the Acquiring Fund to be delivered at the Closing to said transfer agent registered in such manner as Northern Lights may request, or provide evidence satisfactory to Northern Lights in such manner as Northern Lights may reasonably request that such shares of beneficial interest of the Acquiring Fund have been registered in an open account of the Acquiring Fund on the books of the Acquiring Trust.

4.	Representations and Warranties by Northern Lights

Northern Lights represents and warrants to the Acquiring Trust that:

(a)           Northern Lights is a trust created under the laws of the State of Delaware on January 19, 2005 and is validly existing and in good standing under the laws of that State.  Northern Lights, of which the Acquired Fund is a series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of the shares of the Acquired Fund issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital.

(b)           Northern Lights is authorized to issue an unlimited number of shares of beneficial interest without par value of the Acquired Fund.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable, has full voting rights, and is redeemable.

(c)           The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2008, audited by Cohen Fund Audit Services, Ltd., copies of which have been delivered to the Acquiring Trust, and the unaudited financial statements for Northern Lights for the most recent month ended prior to the Closing, copies of which will have been furnished to the Acquiring Trust, fairly present the financial position of Northern Lights as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis (with the exception, in the case of the unaudited financial statements, of the omission of footnotes).

(d)           The books and records of Northern Lights and the Acquired Fund, including FIN 48 workpapers and supporting statements, made available to the Acquiring Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Northern Lights and the Acquired Fund.

(e)           The statement of assets and liabilities of the Acquired Fund to be furnished by Northern Lights as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the NAV of the Acquired Fund and each of the outstanding shares of beneficial interest of the Acquired Fund, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(f)           At the Closing, Northern Lights will, on behalf of the Acquired Fund, have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(g)           Northern Lights has the necessary power and authority to conduct its business and the business of the Acquired Fund as such businesses are now being conducted.

(h)           Northern Lights is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(i)           Northern Lights, on its own behalf and on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Agreement and the Reorganization by the Board of Trustees of Northern Lights and, with respect to the Acquired Fund, by the shareholders of the Acquired Fund.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement has been validly authorized, executed and delivered by Northern Lights, on its own behalf and on behalf of the Acquired Fund, and this Agreement constitutes the legal, valid and binding obligation of Northern Lights and the Acquired Fund, enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

(j)           Neither Northern Lights nor the Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(k)           Neither Northern Lights nor the Acquired Fund has any unamortized or unpaid organizational fees or expenses.

(l)           Northern Lights has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, the Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and the consummation of the transactions contemplated by the Agreement will not cause the Acquired Fund to fail to be qualified as a RIC as of the Closing.

5.           Representations and Warranties by the Acquiring Trust

The Acquiring Trust represents and warrants to Northern Lights that:

(a)           The Acquiring Trust is a business trust created under the laws of the State of Delaware on December 21, 2007 and is validly existing and in good standing under the laws of that State.  The Acquiring Trust, of which the Acquiring Fund is a series, is duly registered under the 1940 Act as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

(b)           The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, with $0.001 par value, of the Acquiring Fund. Each outstanding share of the Acquiring Fund, if any, is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and may be sold and redeemed and have full voting rights.

(c)           At the Closing, shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are currently eligible for offering to the public, and there will be an unlimited number of shares of the Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(d)           The Acquiring Trust has or will have at the time of Closing the necessary power and authority to conduct its business and the business of the Acquiring Fund as such businesses are then being conducted by Northern Lights and the Acquired Fund.

(e)           The Acquiring Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(f)           The Acquiring Trust, on its own behalf and on behalf of the Acquiring Fund, has, or will have at the time of Closing, full power and authority to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by the Acquiring Trust, on its own behalf and on behalf of the Acquiring Fund, and this Agreement constitutes the legal, valid and binding obligation enforceable against the Acquiring Trust, on its own behalf and on behalf of the Acquiring Fund, in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

(g)           Neither the Acquiring Trust nor the Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h)           The books and records of the Acquiring Trust and the Acquiring Fund, including FIN 48 workpapers and supporting statements, made available to Northern Lights and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Trust and the Acquiring Fund.

(i)           The Acquiring Trust has elected, or intends to elect, to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, and the consummation of the transactions contemplated by the Agreement will not cause the Acquiring Fund to fail to be qualified as a RIC from and after the Closing.

6.	Representations and Warranties by Northern Lights and the Acquiring Trust

Northern Lights and the Acquiring Trust each represents and warrants to the other, with respect to itself and each of the Acquired Fund or Acquiring Fund, respectively, that:

(a)           Except as discussed in its currently effective prospectus as of the Closing, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement.  It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(b)           There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(c)           It has duly and timely filed, on behalf of the Acquired Fund or the Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including, but not limited to, information returns), that are required to be filed by the Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or Acquiring Fund.  On behalf of the Acquired Fund and Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including, but not limited to, all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year.  To its knowledge, no return filed by it, on behalf of the Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or Acquiring Fund, as appropriate.

(d)           All information provided to Northern Lights by the Acquiring Trust, and by Northern Lights to the Acquiring Trust, for inclusion in, or transmittal with, an Information Statement on Form N-14 with respect to this Agreement does not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(e)           Except in the case of Northern Lights with respect to the approval of this Agreement and the Reorganization by the required vote of the Acquired Fund’s shareholders, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, state securities laws or applicable state laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Covenants of Northern Lights

(a)           Except as provided in Section 9(j) hereof, Northern Lights covenants to operate the business of the Acquired Fund as currently conducted between the date hereof and the Closing.

(b)           Northern Lights undertakes that Northern Lights and the Acquired Fund will not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           Northern Lights covenants that by the time of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           Northern Lights will at the Closing provide the Acquiring Trust with:

(i)           A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund;

(ii)           A copy (which may be in electronic form) of the shareholder ledger accounts of the Acquired Fund, including, without limitation,

(A) the name, address and taxpayer identification number of each shareholder of record,

(B) the number of shares of beneficial interest held by each shareholder,

(C) the dividend reinvestment elections applicable to each shareholder, and

(D) the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief; and

(iii)           All FIN 48 workpapers and supporting statements pertaining to Northern Lights and Acquired Fund.

(e)           The Board of Trustees of Northern Lights shall take all actions reasonably necessary to obtain the approval from the Acquired Fund’s shareholders of the transactions contemplated herein.

(f)           Northern Lights shall supply to the Acquiring Trust, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.  In addition, Northern Lights shall supply a schedule of portfolio investments as of the Valuation Date.  The schedule of portfolio investments will present fairly the portfolio investments of the Acquired Fund as of the Valuation Date in conformity with generally accepted accounting principles applied on a consistent basis.  The statement of assets and liabilities and schedule of portfolio investments shall be certified by the Treasurer of Northern Lights Fund Trust, to the best of his or her knowledge, as being in conformity with generally accepted accounting principles applied on a consistent basis.

8.           Covenants of the Acquiring Trust

(a)           The Acquiring Trust covenants that the shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(b)           The Acquiring Trust covenants that by the Closing, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Fund, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(c)           The Acquiring Trust will file with the Securities and Exchange Commission (the “Commission”) an Information Statement on Form N-14 under the 1933 Act (“Registration Statement”), relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time the Acquired Fund’s shareholders approve this Agreement and the Reorganization, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(d)           At the time the Registration Statement becomes effective, the Board of Trustees of the Acquiring Trust shall mail the Registration Statement to each shareholder of record of the Acquired Fund.

(e)           The Acquiring Trust covenants to operate the business of the Acquiring Fund as currently conducted between the date hereof and the Closing.

(f)           The Acquiring Trust covenants to limit Net Annual Fund Operating Expenses to 1.75% for the one year period commencing at the Closing.

9.	Conditions Precedent to be Fulfilled by Northern Lights and the Acquiring Trust

The respective obligations of Northern Lights and the Acquiring Trust to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (i) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (iii) the other party shall have delivered to such party a certificate to the foregoing effect signed by the President or Vice-President and by the Secretary or equivalent officer of the party.

(b)           That each party shall have delivered to the other party a copy of the resolutions approving this Agreement adopted by the Board of Trustees of the party delivering the copy, and certified by the Secretary or equivalent officer of the party delivering the copy.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall have been instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d)           That this Agreement, the Reorganization and the transactions contemplated hereby for the Acquired Fund shall have been approved by the appropriate action of the shareholders of the Acquired Fund by written consent, or at an annual or special meeting or any adjournment thereof consistent with applicable provisions of the Declaration of Trust and Bylaws of Northern Lights.

(e)           That the Acquired Fund shall have declared a distribution or distributions prior to the Valuation Date, as applicable, that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period.  Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the Acquired Fund and/or Acquiring Fund.

(g)           That the Acquiring Trust shall have received an opinion in form and substance reasonably satisfactory to it from Thompson Hine LLP, counsel to Northern Lights, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

(i)           Northern Lights was formed as a trust under the laws of the State of Delaware on January 19, 2005, and is validly existing and in good standing under the laws of the State of Delaware;

(ii)           Northern Lights is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Northern Lights and of the Acquired Fund; and assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act and the Agreement and Declaration of Trust and By-Laws of Northern Lights, and that all other outstanding shares of the Acquired Fund were issued, sold and paid for in accordance with the terms of the Acquired Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and is redeemable;

(iii)           Northern Lights is an open-end management investment company registered as such under the 1940 Act;

(iv)           Except as disclosed in the Acquired Fund’s currently effective prospectus, to such counsel’s knowledge, there is no material suit, action, or legal or administrative proceeding pending or threatened against Northern Lights, the unfavorable outcome of which would materially and adversely affect Northern Lights or the Acquired Fund;

(v)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Northern Lights of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(vi)           Neither the execution, delivery nor performance of this Agreement by Northern Lights violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Northern Lights is a party or by which Northern Lights is otherwise bound; and

(vii)           This Agreement has been validly authorized, executed and delivered by Northern Lights and, assuming due authorization, execution and delivery by the Acquiring Trust, represents the legal, valid and binding obligation of Northern Lights and is enforceable against Northern Lights in accordance with its terms.

In giving the opinions set forth above, Thompson Hine LLP may state that it is relying on certificates of the officers of Northern Lights with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Northern Lights.

(h)           That Northern Lights shall have received an opinion in form and substance reasonably satisfactory to it from Kilpatrick Stockton LLP, counsel to the Acquiring Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

(i)           The Acquiring Trust was formed as a statutory trust under the laws of the State of Delaware on December 21, 2007, and is validly existing and in good standing under the laws of the State of Delaware;

(ii)           The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, with $0.001 par value per share, of the Acquiring Trust and of the Acquiring Fund.  Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Acquiring Trust’s Agreement and Declaration of Trust and By-Laws, and that all other shares of the Acquiring Fund will be issued, sold and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share will be validly issued, fully paid, non-assessable and will have full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, will be redeemable;

(iii)           The Acquiring Trust is an open-end management investment company registered as such under the 1940 Act;

(iv)           Except as disclosed in the Acquiring Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquiring Trust, the unfavorable outcome of which would materially and adversely affect the Acquiring Trust or the Acquiring Fund;

(v)           The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid, will be non-assessable by the Acquiring Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

(vi)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Acquiring Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

(vii)           Neither the execution, delivery nor performance of this Agreement by the Acquiring Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Acquiring Trust is a party or by which the Acquiring Trust is otherwise bound; and

(viii)           This Agreement has been validly authorized, executed and delivered by the Acquiring Trust and represents the legal, valid and binding obligation of the Acquiring Trust and is enforceable against the Acquiring Trust in accordance with its terms.

In giving the opinions set forth above, Kilpatrick Stockton LLP may state that it is relying on certificates of the officers of the Acquiring Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Trust.

(i)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Acquiring Trust with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of the Acquired Fund.

(j)           That at the Closing, Northern Lights, on behalf of the Acquired Fund, will have caused the Acquired Fund to sell or liquidate to cash all portfolio securities in the Acquired Fund which the Advisor identified in writing at least five (5) business days prior to Closing as being securities that were not acceptable for investment in the Acquiring Fund.

10.	Fees and Expenses

The fees and expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include the costs of legal and audit services in connection with the preparation of the Registration Statement and this Plan of Reorganization, and of printing and mailing an Information Statement on Form N-14 shall be paid by the Advisor.

11.	Termination; Waiver; Order

(a)           Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing as follows:

(1)           by mutual consent of Northern Lights and the Acquiring Trust;

(2)           by the Acquiring Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Acquiring Trust; or

(3)           by Northern Lights if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by Northern Lights.

(b)           If the transactions contemplated by this Agreement have not been consummated by December 31, 2009, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both Northern Lights and the Acquiring Trust.

(c)           In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Northern Lights or the Acquiring Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

(d)           At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either Northern Lights or the Acquiring Trust, respectively (whichever is entitled to the benefit thereof).  Such waiver shall be in writing and authorized by an officer of the waiving party.  The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision.  No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e)           The respective representations, warranties and covenants contained in Sections 4-8 hereof shall only apply to events known or that occurred prior to and at Closing, and neither Northern Lights nor the Acquiring Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of Northern Lights or the Acquiring Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Northern Lights or the Board of Trustees of the Acquiring Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

12.           Indemnification

(a)           Northern Lights will indemnify and hold harmless, out of the assets of the Acquired Fund but no other assets, the Acquiring Trust, its trustees and its officers (for purposes of this subparagraph, the “Indemnified Parties”) against any and all expenses,  losses, claims, damages and liabilities at any time imposed  upon or reasonably incurred by any one or more of the  Indemnified  Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue  statement  or alleged  untrue statement of a material fact relating to Northern Lights contained in the N-14 Information Statement/Prospectus, or any amendment or supplement thereto, or arising out of, or based upon, the omission or alleged  omission to state in any of the foregoing a material fact relating to Northern Lights required to be stated  therein or necessary to make the statements relating to Northern Lights therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of Northern Lights.  The Indemnified Parties will notify Northern Lights in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought  against or claim  made against such Indemnified Party as to any matters covered by this Section 12(a).  Northern Lights shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 12(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if Northern Lights elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense.  Northern Lights’ obligation under this Section 12(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that Northern Lights will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 12(a) without the necessity of the Indemnified Parties’ first paying the same.

(b)           The Acquiring Trust will indemnify and hold harmless, out of the assets of the Acquiring Fund but no other assets, Northern Lights, its trustees and its officers (for  purposes of this subparagraph, the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material  fact  relating to the Acquiring Trust contained in the N-14 Information Statement/Prospectus, or any amendment or supplement thereto, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing  a material fact relating to the Acquiring Trust required to be stated therein or necessary to make the statements relating to the Acquiring Trust therein not misleading, including without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Acquiring Trust. The Indemnified Parties will notify the Acquiring Trust in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 12(b). The Acquiring Trust shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 12(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any  such  claim, action, suit or proceeding, and, if the Acquiring Trust elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense.  The Acquiring Trust’s obligation under this Section 12(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Trust will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 12(b) without the necessity of the Indemnified Parties’ first paying the same.

13.           Liability of the Acquiring Trust and Northern Lights

(a)                 Each party acknowledges and agrees that all obligations of the Acquiring Trust under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Trust under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; that no other series of the Acquiring Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Northern Lights nor the Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Trust, the trustees, officers, employees or agents of the Acquiring Trust, or any of them.

(b)                 Each party acknowledges and agrees that all obligations of Northern Lights under this Agreement are binding only with respect to the Acquired Fund; that any liability of Northern Lights under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; that no other series of Northern Lights shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Acquiring Trust nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of Northern Lights, the trustees, officers, employees or agents of Northern Lights, or any of them.

14.           Cooperation and Exchange of Information

The Acquiring Trust and Northern Lights will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any tax position.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing.

15.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Agreement may be amended only by mutual consent of the parties in writing.  Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

16.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

17.           Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

Northern Lights:

Northern Lights Fund Trust
4020 South 147th Street, Suite 2
Omaha, Nebraska 68137
Attn:

With a copy (which shall not constitute notice) to:

Thompson Hine LLP
312 Walnut Street, 14th Floor,
Cincinnati, Ohio  45202
Attention:

To the Acquiring Trust:

Congressional Effect Family of Funds
420 Lexington Avenue, Suite 601
New York, NY 10170
Attn: Eric Singer

With a copy (which shall not constitute notice) to:

Kilpatrick Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101
Attention: Jeffrey T. Skinner

To the Advisor:

Congressional Effect Management, LLC
420 Lexington Avenue, Suite 601
New York, NY 10170
Attn: Eric Singer

18.           Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

19.           Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

20.           Publicity.

Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

21.           Confidentiality.

(a) The parties will hold, and will cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other party, all confidential information obtained from the other party in connection with the transactions contemplated by this Agreement, except such information may be disclosed:  (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the parties  agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

22.           Headings.

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

IN WITNESS WHEREOF, Northern Lights and the Acquiring Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Northern Lights Fund Trust, on behalf of the Acquired Fund

By:

Name:

Title:

Congressional Effect Family of Funds, on behalf of the Acquiring Fund

By:

Name:

Title:

Congressional Effect Management, LLC

By:

Name:

Title:

Congressional Effect Fund
a series of the
Congressional Effect Family of Funds

420 Lexington Avenue, Suite 601
New York, New York 10170
888-553-4233

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets and Liabilities of

Free Enterprise Action Fund
(a series of the Northern Lights Fund Trust)
450 Wireless Blvd.
Hauppauge, NY 11788
800-766-3960

By and in exchange for Shares of

Congressional Effect Fund
(a series of the Congressional Effect Family of Funds)
420 Lexington Avenue, Suite 601
New York, New York 10170
888-553-4233

[June ___,] 2009

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated [June ___,] 2009 relating specifically to the reorganization of Free Enterprise Action Fund into the Congressional Effect Fund (the “Prospectus”).  Copies of the Prospectus may be obtained at no charge by calling the Congressional Effect Fund at 888-553-4233 or by writing the Congressional Effect Fund at c/o Matrix Capital Group, 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania 19090.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.  The reorganization will occur in accordance with the terms of the Agreement and Plan of Reorganization (the “Plan”).

Table of Contents

Page

General Information	2
Incorporation by Reference	2
Pro Forma Financial Statements	2

GENERAL INFORMATION

This SAI and the Prospectus are related to the acquisition of all of the assets of the Free Enterprise Action Fund (the “Acquired Fund”), a series of Northern Lights Fund Trust, by the Congressional Effect Fund (the “Surviving Fund”) ,a series of the Congressional Effect Family of Funds, and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.  Such assets are proposed to be exchanged for shares of the Surviving Fund having an aggregate value equal to the net asset value of the Acquired Fund’s shares on the Closing Date.  On the Closing Date, the Acquired Fund will distribute the Surviving Fund shares to each of its shareholders in an amount equal in value to the shareholder’s Acquired Fund shares as of the last business day prior to the Closing Date in complete liquidation of the Acquired Fund (collectively, the “Reorganization”).

INCORPORATION BY REFERENCE

This SAI incorporates by reference the following documents:

1. The Statement of Additional dated April 30, 2009 with respect to the Surviving Fund (previously filed on EDGAR, SEC Accession No. 0001398344-09-000469).

2. The audited financial statements and related report of the independent registered public accounting firm included in the Surviving Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2008 (previously filed on EDGAR, SEC Accession No. 0001398344-09-000278).

3. The audited financial statements and related report of the independent registered public accounting firm included in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2008 (previously filed on EDGAR, SEC Accession No. 0000910472-09-000196).

PRO FORMA FINANCIAL STATEMENTS

The accompanying unaudited pro forma combined statement of assets and liabilities and statement of operations reflect the accounts of the Surviving Fund and the Acquired Fund at and for the  __ month period ending December 31, 2008.  These statements have been derived from financial statements prepared for the Surviving Fund and Acquired Fund for the same period.  Under the Plan, shares of the Acquired Fund will be exchanged for shares of the Surviving Fund.

The pro forma combined statements have been prepared to give effect to the proposed reorganization on the historical operations of the accounting survivor, the Surviving Fund, as if the transaction had occurred at the beginning of the __ month period ending ________________.

PART C

CONGRESSIONAL EFFECT FUND N-14

OTHER INFORMATION
Item 15.  INDEMNIFICATION.

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant's Trust Instrument contains the following provisions:

Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Section 3.  Indemnification.

(a)           Subject to the exceptions and limitations contained in Subsection (b) below:

(i)           every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)           as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)           in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)           To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)           Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into an Investment Advisory Agreement with its Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates.  The Advisor’s and Distributor’s personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.  EXHIBITS

(1)       Agreement and Declaration of Trust (“Trust Instrument”).*

(2)       By-Laws.*

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization between the Registrant, on behalf of the Congressional Effect Fund, is filed herewith as Appendix A of the Information

(5)	Articles III, V, and VI of the Trust Instrument, Exhibit 16(1) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(6)	Investment Advisory Agreement between the Registrant and Congressional Effect Management, LLC (“Advisor”) for the Congressional Effect Fund.**

(7)	Distribution Agreement between the Registrant and Matrix Capital Group (“Distributor”) for the Congressional Effect Fund.**

(8)       Not Applicable.

(9)       Custodian Agreement between Congressional Effect Fund and Fifth Third Bank. **

(10)	Distribution Plan under Rule 12b-1 for the Registrant for the Congressional Effect Fund. **

(11)	Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Congressional Effect Fund.

(12)	Opinion of Kilpatrick Stockton LLP regarding certain tax matters.

(13)(a)	Investment Company Services Agreement between the Registrant and Matrix Capital Group, Inc., as Administrator. **

(13)(b)              Expense Limitation Agreement between the Registrant and the Advisor.**

(14)(a)              Consent of Independent Registered Public Accounting Firm for the Registrant.

(14)(b)              Consent of Independent Registered Public Accounting Firm for the Northern Lights Fund Trust.

(15)      Not Applicable.

(16)      Copy of Powers of Attorney.**

(17)      Not Applicable.

*	Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed January 9, 2008 (previously filed on EDGAR, SEC Accession No. 0001398344-08-000004).

**
Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed May 13, 2008 (previously filed on EDGAR, SEC Accession No. 0001398344-08-000155).

Item 17.  UNDERTAKINGS.

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 11th day of June, 2009.

Congressional Effect Family of Funds

By: _/s/ Eric T. Singer__________________
      Eric T. Singer, President & Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Eric T. Singer	June 11, 2009
Eric T. Singer, President**	Date

/s/ Eric T. Singer	June 11, 2009
Robert J. Cresci, Trustee*	Date

/s/ Eric T. Singer	June 11, 2009
Samuel H. Solomon, Trustee*	Date

/s/ Eric T. Singer	June 11, 2009
Daniel Ripp, Trustee*	Date

/s/ Larry E. Beaver	June 11, 2009
Larry E. Beaver, Jr., Treasurer**	Date

/s/ Eric T. Singer	June 11, 2009
* By Eric T. Singer, Attorney-in-Fact	Date

**Mr. Singer is the principal executive officer of the Congressional Effect Family of Funds, and Mr. Beaver is the principal financial officer and principal accounting officer of the Congressional Effect Family of Funds.

INDEX TO EXHIBITS

Congressional Effect Family of Fund N-14

(FOR FORM N-14)
------------------------------------------------------------

EXHIBIT NO. UNDER PART C OF FORM N-14	NAME OF EXHIBIT

EX-11	Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Congressional Effect Fund
EX-12	Opinion of Kilpatrick Stockton LLP regarding certain tax matters, substantially in the form presented.
EX-14(a)	Consent of Independent Registered Public Accounting Firm for the Registrant
EX-14(b)	Consent of Independent Registered Public Accounting Firm for the Northern Lights Fund Trust